Borrowings (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Debt Securitization

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Stated interest expense	$31,227	$849
Accretion of discounts on notes issued	5	—
Amortization of debt issuance costs	450	11
Total interest and other debt financing expenses	$31,682	$860
Cash paid for interest expense	$25,881	$—
Average stated interest rate(1)	7.9%	7.8%
Average outstanding balance	$397,393	$42,989
(1)	The average stated interest rate for the period from June 30, 2023 (commencement of operations) to September 30, 2023 is annualized.

For the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, cash paid for interest expense, average stated interest rates and average outstanding balances for the SMBC Facility were as follows:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Stated interest expense	$25,331	$581
Facility fees	1,523	41
Amortization of debt issuance costs	1,566	76
Total interest and other debt financing expenses	$28,420	$698
Cash paid for interest expense	$26,141	$—
Average stated interest rate(1)(2)	7.3%	7.4%
Average outstanding balance	$348,433	$31,041
(1)	The average stated interest rate reflects the translation of the stated interest expense and borrowings in foreign currencies to U.S. dollars.
(2)	The average stated interest rate for the period from June 30, 2023 (commencement of operations) to September 30, 2023 is annualized.

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, cash paid for interest expense, average stated interest rates and average outstanding balances for the CLO Vehicle Credit Facility were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$8,887
Facility fees	2
Amortization of debt issuance costs	39
Total interest and other debt financing expenses	$8,928
Cash paid for interest expense	$8,888
Average stated interest rate(1)(2)	8.0%
Average outstanding balance	$439,919
(1)	The annualized average stated interest rate reflects the translation of the stated interest expense and borrowings in foreign currencies to U.S. dollars.
(2)	The average stated interest rate for the period from June 30, 2023 (commencement of operations) to September 30, 2023 is annualized.

Year ended
September 30, 2024
Stated interest expense	$11,162
Net contractual interest rate swap expense	1,005
Net (gain)/loss related to fair value hedge	(3,999)
Amortization of debt issuance costs	636
Total interest and other debt financing expenses	$8,804
Cash paid for interest expense	$4,666
Average interest rate swap and stated interest rate(1)	7.9%
Average outstanding balance	$154,022

(1)	The average stated interest rate reflects the translation of the stated interest expense and borrowings in foreign currencies to U.S. dollars.

Year ended

September 30, 2024
Stated interest expense	$1,531
Net contractual interest rate swap expense	445
Net (gain)/loss related to fair value hedge	2,379
Accretion of discounts on notes issued	54
Amortization of debt issuance costs	61
Total interest and other debt financing expenses	$4,470
Average interest rate swap and stated interest rate	7.6%
Average outstanding balance	$25,957

For the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, the stated interest expense, cash paid for interest expense, average stated interest rates and average outstanding balances for the Adviser Revolver were as follows:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Stated interest expense	$22	$238
Cash paid for interest expense	22	238
Annualized average stated interest rate	5.0%	4.5%
Average outstanding balance	$438	$21,086

Summary of Interest Rate and Interest Differential Analysis

As of September 30, 2024, the classes, amounts, ratings and interest rates (expressed as a spread to three-month term SOFR, as applicable) of the Class A-1 and A-2 Notes are as follows:

Description	Class A‑1 Notes	Class A‑2 Notes
Type	Senior Secured Floating Rate	Senior Secured Floating Rate
Amount Outstanding	$395,500	$38,500
S&P Rating	“AAA”	“AAA”
Fitch Rating	“AAA”	“NR”
Interest Rate	SOFR + 2.40%	SOFR + 2.30%

Schedule of Maturities of Long-Term Debt

A summary of the Company’s maturity requirements for borrowings as of September 30, 2024 is as follows:

	Payments Due by Period
	Total	Less Than 1 Year	1 – 3 Years	3 – 5 Years	More Than 5 Years
2023 Debt Securitization(1)	$432,942	$—	$—	$—	$432,942
SMBC Credit Facility	223,854	—	—	223,854	—
2027 Notes(2)	436,712	—	—	436,712	—
2029 Notes(1)(2)	494,984	—	—	494,984	—
Total borrowings	$1,588,492	$—	$—	$1,155,550	$432,942
(1)	Represents principal outstanding plus unamortized premium and / or unaccreted original issue discount.
(2)	Carrying value is inclusive of an adjustment for the change in fair value of an effective hedge accounting relationship. See Note 5 for additional information.